STOCK OPTION PLANS, SHARES RESERVED AND WARRANTS (Details Narrative 1) (USD $)	0 Months Ended						1 Months Ended	0 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 03, 2013	Mar. 06, 2013	Oct. 11, 2012	Sep. 12, 2011	Sep. 13, 2011	Jul. 11, 2011	Jun. 21, 2013	Feb. 10, 2011	Jan. 12, 2011	May 31, 2013	Aug. 20, 2010	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2009
Stock options authorized																	7,000,000
Shares reserved for issuance												39,028,726	25,140,563		5,175,731	4,656,698
Warrants Issued, noncash	26,563					300,000	210,600
Options Issued, noncash		1,388,184	105,000	1,575,000	105,000			100,000	50,000	94,442	3,150,398
Exercise Price of warrants/options at issuance	$ 0.64	$ 0.67	$ 0.75	$ 0.19	$ 0.18	$ 0.22		$ 0.20	$ 0.21		$ 0.27	$ 0.30
Options, Vested											625,398
Options vesting after grant date											2,525,000
Contractual Term		3 years	3 years	2 years	3 years	5 years
Value at Issuance						$ 21,000		$ 0.10	$ 0.10		$ 0.12
Expected Volatility Rate		29.00%	29.00%	31.00%	31.00%			30.865%	30.865%		31.675%
Risk-free interest rate		2.00%	2.00%	2.00%	2.00%			3.70%	3.40%		2.60%
Forfeiture rate								0.00%	0.00%		0.00%
Fair Value of Options, at issuance		$ 388,691	$ 32,550	$ 126,000	$ 8,400								$ 1,021,000	$ 317,000
Share based compensation expense											$ 125,465	$ 71,512
Reduction of accrued expenses											1,068,786
Unrecognized compensation costs													479,000	222,000
Recognition period for unrecognized compensation													2 years 11 months
Restricted Stock Units													726,019	0
Fair value of RSU													486,433
Fair value of RSU, per share														$ 0.67
Biosyn Warrants
Warrants expired													4,140
Biosyn Warrants | Minimum
Strike price													$ 67.83
Biosyn Warrants | Maximum
Strike price													$ 57.97
Equity 1
Share based compensation expense													101,000	101,000
Equity 2
Share based compensation expense													832	832
Equity 3
Share based compensation expense													1,668	1,668
Equity 4
Share based compensation expense													42,000	66,500
Equity 5
Share based compensation expense													2,800	1,633
Equity 6
Share based compensation expense													5,424
Equity 7
Share based compensation expense													$ 10,783